Statement of Financial Position - Parenthetical (USD $)	Jun. 30, 2014	Dec. 31, 2013
Balance Sheets - Parenthetical
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	250,000,000	5,000,000,000
Common Stock, Shares Issued	6,400,000	35,900,000
Common Stock, Shares Outstanding	6,400,000	35,900,000